Prepaid Expenses and Other Current Assets (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 29, 2018
Notes to Financial Statements
Loan to BFIT Brands LLC		$ 80,000
Interest rate of loan		8.00%
Term of loan	9 months